SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of securities were not included in the diluted net loss per share calculation

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	December 31,
	2014	2013
Common stock options	65,430	65,430
Common stock warrants - equity treatment	2,556,133	25,168
Common stock warrants - liability treatment	103,284	124,284
Convertible notes	-	738,760
Excluded potentially dilutive securities	2,724,847	953,642